Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2023 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 45.54
Number of Stock Options, Options Outstanding (in shares) | shares	1,593,433
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 1 month 6 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 40.35
Number of Stock Options, Options Exercisable (in shares) | shares	1,104,612
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 18.95
Range of Exercise Prices, Upper Limit (in dollars per share)	22.86
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 21.75
Number of Stock Options, Options Outstanding (in shares) | shares	148,153
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	10 months 24 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 21.75
Number of Stock Options, Options Exercisable (in shares) | shares	148,153
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 26.24
Range of Exercise Prices, Upper Limit (in dollars per share)	27.85
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 27.85
Number of Stock Options, Options Outstanding (in shares) | shares	166,350
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 2 months 12 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 27.85
Number of Stock Options, Options Exercisable (in shares) | shares	166,350
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 38.53
Range of Exercise Prices, Upper Limit (in dollars per share)	54.25
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 39.53
Number of Stock Options, Options Outstanding (in shares) | shares	625,310
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 8 months 12 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 39.12
Number of Stock Options, Options Exercisable (in shares) | shares	525,872
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 56.31
Range of Exercise Prices, Upper Limit (in dollars per share)	68.49
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 61.19
Number of Stock Options, Options Outstanding (in shares) | shares	653,620
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 years 8 months 12 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 61.11
Number of Stock Options, Options Exercisable (in shares) | shares	264,237